Schedule of Investments(a)
May 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.65%
Advertising–0.39%
Interpublic Group of Cos., Inc. (The)	405,554	$12,722,229
Omnicom Group, Inc.	142,690	13,264,462
		25,986,691
Aerospace & Defense–2.51%
Axon Enterprise, Inc.(b)	41,826	11,781,129
Boeing Co. (The)(b)	65,914	11,706,986
General Dynamics Corp.	48,044	14,402,150
General Electric Co.	97,778	16,147,059
Howmet Aerospace, Inc.	193,138	16,349,132
Huntington Ingalls Industries, Inc.	44,602	11,288,766
L3Harris Technologies, Inc.	60,965	13,706,761
Lockheed Martin Corp.	30,221	14,214,145
Northrop Grumman Corp.	28,473	12,834,774
RTX Corp.	143,960	15,520,328
Textron, Inc.	142,007	12,441,233
TransDigm Group, Inc.	11,231	15,085,816
		165,478,279
Agricultural & Farm Machinery–0.20%
Deere & Co.	34,972	13,106,107
Agricultural Products & Services–0.46%
Archer-Daniels-Midland Co.	238,701	14,904,490
Bunge Global S.A.	141,900	15,267,021
		30,171,511
Air Freight & Logistics–0.82%
C.H. Robinson Worldwide, Inc.	180,582	15,596,867
Expeditors International of Washington, Inc.	107,894	13,044,385
FedEx Corp.	52,824	13,415,183
United Parcel Service, Inc., Class B	84,977	11,805,855
		53,862,290
Apparel Retail–0.40%
Ross Stores, Inc.	89,772	12,546,535
TJX Cos., Inc. (The)	136,411	14,063,974
		26,610,509
Apparel, Accessories & Luxury Goods–0.53%
lululemon athletica, inc.(b)	28,417	8,865,820
Ralph Lauren Corp.	74,324	13,889,669
Tapestry, Inc.	277,892	12,085,523
		34,841,012
Application Software–2.02%
Adobe, Inc.(b)	23,714	10,547,039
ANSYS, Inc.(b)	39,040	12,393,248
Autodesk, Inc.(b)	51,946	10,472,314
Cadence Design Systems, Inc.(b)	42,393	12,137,540
Fair Isaac Corp.(b)	10,060	12,976,696
Intuit, Inc.	20,074	11,571,456
PTC, Inc.(b)	70,556	12,434,789
Roper Technologies, Inc.	23,964	12,767,061
Salesforce, Inc.	42,855	10,046,926
Shares		Value
Application Software–(continued)
Synopsys, Inc.(b)	22,902	$12,843,441
Tyler Technologies, Inc.(b)	31,113	14,945,441
		133,135,951
Asset Management & Custody Banks–1.77%
Ameriprise Financial, Inc.	31,753	13,863,677
Bank of New York Mellon Corp. (The)	235,859	14,059,555
BlackRock, Inc.	15,648	12,080,725
Blackstone, Inc., Class A	103,843	12,513,082
Franklin Resources, Inc.	466,422	11,007,559
Invesco Ltd.(c)	823,878	12,943,123
Northern Trust Corp.	159,920	13,471,661
State Street Corp.	180,633	13,654,049
T. Rowe Price Group, Inc.	110,922	13,069,939
		116,663,370
Automobile Manufacturers–0.63%
Ford Motor Co.	1,074,152	13,029,464
General Motors Co.(d)	331,221	14,901,633
Tesla, Inc.(b)	74,616	13,287,617
		41,218,714
Automotive Parts & Equipment–0.43%
Aptiv PLC(b)	167,326	13,931,563
BorgWarner, Inc.	408,339	14,561,369
		28,492,932
Automotive Retail–0.53%
AutoZone, Inc.(b)	4,247	11,763,935
CarMax, Inc.(b)(e)	159,999	11,241,530
O’Reilly Automotive, Inc.(b)	12,066	11,622,695
		34,628,160
Biotechnology–1.66%
AbbVie, Inc.	73,151	11,794,867
Amgen, Inc.	47,793	14,617,489
Biogen, Inc.(b)	58,606	13,182,834
Gilead Sciences, Inc.	174,164	11,193,520
Incyte Corp.(b)	217,981	12,597,122
Moderna, Inc.(b)	126,984	18,101,569
Regeneron Pharmaceuticals, Inc.(b)	13,503	13,235,101
Vertex Pharmaceuticals, Inc.(b)	31,635	14,404,681
		109,127,183
Brewers–0.17%
Molson Coors Beverage Co., Class B	202,650	11,107,247
Broadcasting–0.46%
Fox Corp., Class A(e)	301,661	10,386,188
Fox Corp., Class B	166,310	5,311,941
Paramount Global, Class B(e)	1,196,995	14,256,211
		29,954,340
Broadline Retail–0.59%
Amazon.com, Inc.(b)	74,612	13,164,541
eBay, Inc.	259,741	14,083,157

See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Broadline Retail–(continued)
Etsy, Inc.(b)	180,932	$11,483,754
		38,731,452
Building Products–1.40%
A.O. Smith Corp.	152,450	12,750,918
Allegion PLC	99,986	12,180,295
Builders FirstSource, Inc.(b)	65,470	10,526,921
Carrier Global Corp.	225,379	14,241,699
Johnson Controls International PLC	211,941	15,240,677
Masco Corp.	170,176	11,898,706
Trane Technologies PLC	45,929	15,039,910
		91,879,126
Cable & Satellite–0.39%
Charter Communications, Inc., Class A(b)	46,103	13,237,093
Comcast Corp., Class A	307,260	12,299,618
		25,536,711
Cargo Ground Transportation–0.32%
J.B. Hunt Transport Services, Inc.	65,219	10,483,954
Old Dominion Freight Line, Inc.	61,096	10,707,074
		21,191,028
Casinos & Gaming–0.72%
Caesars Entertainment, Inc.(b)	310,543	11,042,909
Las Vegas Sands Corp.	253,993	11,437,305
MGM Resorts International(b)	308,057	12,374,650
Wynn Resorts Ltd.	130,271	12,360,112
		47,214,976
Commodity Chemicals–0.40%
Dow, Inc.	231,111	13,318,927
LyondellBasell Industries N.V., Class A	132,234	13,146,704
		26,465,631
Communications Equipment–0.98%
Arista Networks, Inc.(b)	47,904	14,258,626
Cisco Systems, Inc.	264,307	12,290,275
F5, Inc.(b)	67,814	11,458,532
Juniper Networks, Inc.	350,192	12,491,349
Motorola Solutions, Inc.	39,006	14,233,679
		64,732,461
Computer & Electronics Retail–0.21%
Best Buy Co., Inc.	166,493	14,121,936
Construction & Engineering–0.23%
Quanta Services, Inc.	54,048	14,914,005
Construction Machinery & Heavy Transportation Equipment– 0.83%
Caterpillar, Inc.	38,571	13,057,055
Cummins, Inc.	48,709	13,722,787
PACCAR, Inc.	114,114	12,267,255
Wabtec Corp.	91,797	15,534,806
		54,581,903
Construction Materials–0.38%
Martin Marietta Materials, Inc.	21,918	12,538,850
Vulcan Materials Co.	49,056	12,547,053
		25,085,903
Shares		Value
Consumer Electronics–0.23%
Garmin Ltd.	92,173	$15,102,546
Consumer Finance–0.82%
American Express Co.	58,572	14,057,280
Capital One Financial Corp.	95,338	13,121,369
Discover Financial Services	107,894	13,234,278
Synchrony Financial	310,470	13,598,586
		54,011,513
Consumer Staples Merchandise Retail–0.95%
Costco Wholesale Corp.	18,032	14,603,936
Dollar General Corp.	83,169	11,386,668
Dollar Tree, Inc.(b)	88,453	10,433,031
Target Corp.	77,087	12,037,906
Walmart, Inc.	217,617	14,310,494
		62,772,035
Copper–0.26%
Freeport-McMoRan, Inc.	328,311	17,311,839
Data Center REITs–0.36%
Digital Realty Trust, Inc.	87,523	12,720,593
Equinix, Inc.	14,376	10,968,600
		23,689,193
Data Processing & Outsourced Services–0.20%
Broadridge Financial Solutions, Inc.(e)	64,275	12,904,492
Distillers & Vintners–0.36%
Brown-Forman Corp., Class B(e)	240,410	11,025,202
Constellation Brands, Inc., Class A	50,768	12,703,677
		23,728,879
Distributors–0.53%
Genuine Parts Co.	86,667	12,492,182
LKQ Corp.	254,439	10,948,510
Pool Corp.	31,522	11,459,823
		34,900,515
Diversified Banks–1.85%
Bank of America Corp.	367,506	14,696,565
Citigroup, Inc.	227,494	14,175,151
Comerica, Inc.	248,304	12,723,097
Fifth Third Bancorp	359,726	13,460,947
JPMorgan Chase & Co.	69,511	14,085,014
KeyCorp	876,888	12,600,880
PNC Financial Services Group, Inc. (The)	87,030	13,697,652
U.S. Bancorp	302,431	12,263,577
Wells Fargo & Co.	229,248	13,736,540
		121,439,423
Diversified Support Services–0.41%
Cintas Corp.	20,920	14,183,132
Copart, Inc.(b)	238,050	12,630,933
		26,814,065
Drug Retail–0.15%
Walgreens Boots Alliance, Inc.	618,298	10,028,794
Electric Utilities–3.79%
Alliant Energy Corp.	265,164	13,653,294
American Electric Power Co., Inc.	156,051	14,083,603
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Electric Utilities–(continued)
Constellation Energy Corp.	76,702	$16,663,510
Duke Energy Corp.	137,805	14,272,464
Edison International	188,871	14,514,736
Entergy Corp.	126,591	14,240,222
Evergy, Inc.	253,747	13,869,811
Eversource Energy	217,763	12,898,102
Exelon Corp.	353,983	13,292,062
FirstEnergy Corp.	343,480	13,828,505
NextEra Energy, Inc.	226,312	18,109,486
NRG Energy, Inc.	215,432	17,449,992
PG&E Corp.	790,047	14,647,471
Pinnacle West Capital Corp.(e)	182,472	14,389,742
PPL Corp.	481,353	14,118,084
Southern Co. (The)	189,584	15,193,262
Xcel Energy, Inc.	256,432	14,219,154
		249,443,500
Electrical Components & Equipment–1.23%
AMETEK, Inc.	72,109	12,228,244
Eaton Corp. PLC	43,978	14,638,077
Emerson Electric Co.	118,774	13,321,692
Generac Holdings, Inc.(b)	111,728	16,447,479
Hubbell, Inc.	33,280	12,942,259
Rockwell Automation, Inc.	44,411	11,437,165
		81,014,916
Electronic Components–0.46%
Amphenol Corp., Class A	118,496	15,685,316
Corning, Inc.	399,975	14,903,068
		30,588,384
Electronic Equipment & Instruments–0.76%
Keysight Technologies, Inc.(b)	84,776	11,739,781
Teledyne Technologies, Inc.(b)	30,714	12,191,922
Trimble, Inc.(b)	207,372	11,546,473
Zebra Technologies Corp., Class A(b)	46,297	14,460,405
		49,938,581
Electronic Manufacturing Services–0.37%
Jabil, Inc.	86,506	10,285,563
TE Connectivity Ltd.	93,100	13,937,070
		24,222,633
Environmental & Facilities Services–0.82%
Republic Services, Inc.	71,031	13,154,231
Rollins, Inc.	287,860	13,152,324
Veralto Corp.	146,573	14,449,166
Waste Management, Inc.	62,974	13,270,511
		54,026,232
Fertilizers & Agricultural Chemicals–0.78%
CF Industries Holdings, Inc.	155,125	12,368,116
Corteva, Inc.	239,268	13,384,652
FMC Corp.(e)	208,695	12,719,961
Mosaic Co. (The)(d)	414,155	12,809,814
		51,282,543
Financial Exchanges & Data–1.70%
Cboe Global Markets, Inc.	70,080	12,123,139
CME Group, Inc., Class A	61,428	12,468,655
FactSet Research Systems, Inc.	28,067	11,346,365
Shares		Value
Financial Exchanges & Data–(continued)
Intercontinental Exchange, Inc.	94,355	$12,634,134
MarketAxess Holdings, Inc.	60,817	12,098,326
Moody’s Corp.	33,805	13,420,247
MSCI, Inc.	23,722	11,746,660
Nasdaq, Inc.	218,017	12,869,544
S&P Global, Inc.	30,552	13,061,286
		111,768,356
Food Distributors–0.18%
Sysco Corp.	162,404	11,826,259
Food Retail–0.19%
Kroger Co. (The)	233,753	12,241,645
Footwear–0.43%
Deckers Outdoor Corp.(b)	14,362	15,710,879
NIKE, Inc., Class B	131,939	12,540,802
		28,251,681
Gas Utilities–0.20%
Atmos Energy Corp.	112,962	13,094,555
Gold–0.25%
Newmont Corp.	385,822	16,181,375
Health Care Distributors–0.76%
Cardinal Health, Inc.	113,599	11,276,973
Cencora, Inc.	55,092	12,482,194
Henry Schein, Inc.(b)	175,003	12,134,708
McKesson Corp.	24,805	14,128,680
		50,022,555
Health Care Equipment–3.18%
Abbott Laboratories	108,162	11,053,075
Baxter International, Inc.	298,906	10,189,705
Becton, Dickinson and Co.	54,536	12,650,716
Boston Scientific Corp.(b)	193,366	14,612,669
DexCom, Inc.(b)	96,732	11,488,860
Edwards Lifesciences Corp.(b)	141,993	12,337,772
GE HealthCare Technologies, Inc.	139,375	10,871,250
Hologic, Inc.(b)	169,801	12,527,918
IDEXX Laboratories, Inc.(b)	23,306	11,581,917
Insulet Corp.(b)	72,848	12,907,937
Intuitive Surgical, Inc.(b)	33,388	13,425,982
Medtronic PLC	153,684	12,505,267
ResMed, Inc.(e)	69,430	14,325,492
STERIS PLC	55,983	12,477,491
Stryker Corp.	36,558	12,469,568
Teleflex, Inc.	58,303	12,189,408
Zimmer Biomet Holdings, Inc.	103,229	11,886,819
		209,501,846
Health Care Facilities–0.42%
HCA Healthcare, Inc.	40,209	13,661,008
Universal Health Services, Inc., Class B	74,468	14,134,026
		27,795,034
Health Care REITs–0.86%
Alexandria Real Estate Equities, Inc.	102,878	12,242,482
Healthpeak Properties, Inc.	737,494	14,676,131
Ventas, Inc.	294,533	14,803,228
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Health Care REITs–(continued)
Welltower, Inc.	142,207	$14,742,600
		56,464,441
Health Care Services–0.97%
Cigna Group (The)	38,278	13,191,364
CVS Health Corp.	174,280	10,387,088
DaVita, Inc.(b)	96,790	14,239,745
Labcorp Holdings, Inc.	60,151	11,724,032
Quest Diagnostics, Inc.	102,823	14,597,781
		64,140,010
Health Care Supplies–0.51%
Align Technology, Inc.(b)	41,866	10,768,354
Cooper Cos., Inc. (The)	128,886	12,155,238
Solventum Corp.(b)	173,891	10,318,692
		33,242,284
Heavy Electrical Equipment–0.23%
GE Vernova, Inc.(b)	87,790	15,442,261
Home Furnishings–0.20%
Mohawk Industries, Inc.(b)	107,539	13,112,230
Home Improvement Retail–0.36%
Home Depot, Inc. (The)	35,043	11,734,849
Lowe’s Cos., Inc.	54,071	11,965,372
		23,700,221
Homebuilding–0.79%
D.R. Horton, Inc.	85,187	12,590,639
Lennar Corp., Class A	79,683	12,777,169
NVR, Inc.(b)	1,709	13,126,367
PulteGroup, Inc.	116,109	13,621,908
		52,116,083
Hotel & Resort REITs–0.17%
Host Hotels & Resorts, Inc.	626,590	11,241,025
Hotels, Resorts & Cruise Lines–1.51%
Airbnb, Inc., Class A(b)	79,336	11,498,166
Booking Holdings, Inc.	3,753	14,172,642
Carnival Corp.(b)	799,216	12,052,177
Expedia Group, Inc.(b)	96,355	10,874,625
Hilton Worldwide Holdings, Inc.	63,598	12,757,759
Marriott International, Inc., Class A	52,275	12,084,412
Norwegian Cruise Line Holdings Ltd.(b)	654,488	10,864,501
Royal Caribbean Cruises Ltd.(b)(e)	102,640	15,157,875
		99,462,157
Household Products–1.00%
Church & Dwight Co., Inc.	125,656	13,446,449
Clorox Co. (The)	84,050	11,057,618
Colgate-Palmolive Co.	148,554	13,809,580
Kimberly-Clark Corp.	104,125	13,879,862
Procter & Gamble Co. (The)	81,593	13,425,312
		65,618,821
Human Resource & Employment Services–0.86%
Automatic Data Processing, Inc.	53,974	13,219,312
Dayforce, Inc.(b)(e)	195,505	9,669,677
Paychex, Inc.	108,286	13,011,646
Paycom Software, Inc.	72,193	10,491,087
Shares		Value
Human Resource & Employment Services–(continued)
Robert Half, Inc.	160,844	$10,331,010
		56,722,732
Independent Power Producers & Energy Traders–0.53%
AES Corp. (The)	805,118	17,382,497
Vistra Corp.	175,684	17,406,771
		34,789,268
Industrial Conglomerates–0.45%
3M Co.	164,534	16,476,435
Honeywell International, Inc.	65,171	13,176,924
		29,653,359
Industrial Gases–0.41%
Air Products and Chemicals, Inc.	54,149	14,441,538
Linde PLC	28,283	12,317,812
		26,759,350
Industrial Machinery & Supplies & Components–2.32%
Dover Corp.	76,496	14,061,495
Fortive Corp.	153,829	11,451,031
IDEX Corp.	54,835	11,440,774
Illinois Tool Works, Inc.	50,094	12,160,318
Ingersoll Rand, Inc.	144,772	13,471,035
Nordson Corp.	49,416	11,598,924
Otis Worldwide Corp.	134,008	13,293,594
Parker-Hannifin Corp.	24,346	12,940,386
Pentair PLC	161,085	13,109,097
Snap-on, Inc.	44,312	12,090,972
Stanley Black & Decker, Inc.	143,018	12,466,879
Xylem, Inc.	102,952	14,518,291
		152,602,796
Industrial REITs–0.16%
Prologis, Inc.	96,863	10,702,393
Insurance Brokers–0.97%
Aon PLC, Class A	41,303	11,632,577
Arthur J. Gallagher & Co.	51,981	13,168,347
Brown & Brown, Inc.	153,576	13,746,588
Marsh & McLennan Cos., Inc.	63,773	13,237,999
Willis Towers Watson PLC	47,799	12,202,606
		63,988,117
Integrated Oil & Gas–0.63%
Chevron Corp.	87,290	14,167,167
Exxon Mobil Corp.	120,601	14,141,673
Occidental Petroleum Corp.	215,185	13,449,063
		41,757,903
Integrated Telecommunication Services–0.42%
AT&T, Inc.	760,651	13,859,061
Verizon Communications, Inc.	331,135	13,626,205
		27,485,266
Interactive Home Entertainment–0.42%
Electronic Arts, Inc.	96,805	12,863,448
Take-Two Interactive Software, Inc.(b)	91,028	14,597,250
		27,460,698
Interactive Media & Services–0.62%
Alphabet, Inc., Class A(b)	52,433	9,044,692
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Interactive Media & Services–(continued)
Alphabet, Inc., Class C(b)	43,901	$7,637,018
Match Group, Inc.(b)	385,935	11,821,189
Meta Platforms, Inc., Class A	25,859	12,071,757
		40,574,656
Internet Services & Infrastructure–0.35%
Akamai Technologies, Inc.(b)	117,865	10,871,868
VeriSign, Inc.(b)	68,491	11,939,351
		22,811,219
Investment Banking & Brokerage–0.88%
Charles Schwab Corp. (The)	194,776	14,273,185
Goldman Sachs Group, Inc. (The)	33,807	15,433,572
Morgan Stanley	150,310	14,706,330
Raymond James Financial, Inc.	108,845	13,360,724
		57,773,811
IT Consulting & Other Services–0.78%
Accenture PLC, Class A	34,597	9,766,387
Cognizant Technology Solutions Corp., Class A	170,419	11,273,217
EPAM Systems, Inc.(b)	42,287	7,524,126
Gartner, Inc.(b)	28,223	11,844,346
International Business Machines Corp.	66,767	11,140,074
		51,548,150
Leisure Products–0.23%
Hasbro, Inc.	252,815	15,113,281
Life & Health Insurance–0.97%
Aflac, Inc.	159,336	14,319,526
Globe Life, Inc.	105,835	8,758,905
MetLife, Inc.	184,478	13,350,673
Principal Financial Group, Inc.	163,600	13,421,744
Prudential Financial, Inc.	117,760	14,172,416
		64,023,264
Life Sciences Tools & Services–2.18%
Agilent Technologies, Inc.	88,478	11,538,416
Bio-Rad Laboratories, Inc., Class A(b)(e)	38,058	10,917,318
Bio-Techne Corp.	169,713	13,100,147
Charles River Laboratories International, Inc.(b)	49,006	10,214,811
Danaher Corp.	51,571	13,243,433
Illumina, Inc.(b)	96,604	10,073,865
IQVIA Holdings, Inc.(b)	50,872	11,145,547
Mettler-Toledo International, Inc.(b)	9,956	13,979,120
Revvity, Inc.	119,667	13,074,816
Thermo Fisher Scientific, Inc.	21,891	12,433,650
Waters Corp.(b)	36,757	11,354,237
West Pharmaceutical Services, Inc.	36,447	12,078,900
		143,154,260
Managed Health Care–0.97%
Centene Corp.(b)	167,432	11,986,457
Elevance Health, Inc.	26,012	14,006,942
Humana, Inc.	38,553	13,806,600
Molina Healthcare, Inc.(b)	33,322	10,482,435
UnitedHealth Group, Inc.	27,451	13,598,402
		63,880,836
Shares		Value
Metal, Glass & Plastic Containers–0.21%
Ball Corp.	200,448	$13,917,105
Movies & Entertainment–0.77%
Live Nation Entertainment, Inc.(b)(e)	131,173	12,296,157
Netflix, Inc.(b)	21,630	13,878,241
Walt Disney Co. (The)	118,593	12,322,999
Warner Bros. Discovery, Inc.(b)	1,498,639	12,348,785
		50,846,182
Multi-Family Residential REITs–1.22%
AvalonBay Communities, Inc.	69,983	13,484,325
Camden Property Trust	129,318	13,274,493
Equity Residential	206,327	13,417,445
Essex Property Trust, Inc.	53,304	13,847,846
Mid-America Apartment Communities, Inc.	96,979	12,967,062
UDR, Inc.	343,391	13,261,760
		80,252,931
Multi-line Insurance–0.40%
American International Group, Inc.	175,825	13,858,526
Assurant, Inc.	73,293	12,714,137
		26,572,663
Multi-Sector Holdings–0.20%
Berkshire Hathaway, Inc., Class B(b)	32,451	13,447,694
Multi-Utilities–2.12%
Ameren Corp.	179,198	13,147,757
CenterPoint Energy, Inc.	461,813	14,089,915
CMS Energy Corp.	217,113	13,662,921
Consolidated Edison, Inc.	145,174	13,726,202
Dominion Energy, Inc.	272,566	14,696,759
DTE Energy Co.	115,967	13,513,634
NiSource, Inc.	484,382	14,076,141
Public Service Enterprise Group, Inc.	203,594	15,424,281
Sempra	184,088	14,180,299
WEC Energy Group, Inc.	160,177	12,979,142
		139,497,051
Office REITs–0.19%
Boston Properties, Inc.(e)	204,617	12,414,113
Oil & Gas Equipment & Services–0.60%
Baker Hughes Co., Class A	427,556	14,314,575
Halliburton Co.	361,313	13,260,187
Schlumberger N.V.	259,587	11,912,447
		39,487,209
Oil & Gas Exploration & Production–1.92%
APA Corp.	424,638	12,964,198
ConocoPhillips	115,780	13,486,054
Coterra Energy, Inc.	496,326	14,155,218
Devon Energy Corp.	283,431	13,910,793
Diamondback Energy, Inc.	71,379	14,222,980
EOG Resources, Inc.	110,203	13,725,784
EQT Corp.	348,700	14,328,083
Hess Corp.	90,304	13,915,846
Marathon Oil Corp.	528,827	15,314,830
		126,023,786
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Oil & Gas Refining & Marketing–0.59%
Marathon Petroleum Corp.	72,864	$12,868,511
Phillips 66	87,606	12,449,689
Valero Energy Corp.	87,494	13,748,807
		39,067,007
Oil & Gas Storage & Transportation–0.88%
Kinder Morgan, Inc.	733,773	14,301,236
ONEOK, Inc.	169,559	13,734,279
Targa Resources Corp.	126,003	14,897,335
Williams Cos., Inc. (The)	362,917	15,064,684
		57,997,534
Other Specialized REITs–0.39%
Iron Mountain, Inc.	160,788	12,973,984
VICI Properties, Inc.	449,285	12,898,972
		25,872,956
Other Specialty Retail–0.60%
Bath & Body Works, Inc.	292,295	15,181,802
Tractor Supply Co.	52,232	14,901,267
Ulta Beauty, Inc.(b)	24,218	9,568,290
		39,651,359
Packaged Foods & Meats–2.40%
Campbell Soup Co.	309,661	13,742,755
Conagra Brands, Inc.	465,096	13,897,068
General Mills, Inc.	200,479	13,782,931
Hershey Co. (The)	67,244	13,302,880
Hormel Foods Corp.	383,559	11,882,658
J.M. Smucker Co. (The)	109,426	12,216,319
Kellanova	241,343	14,562,637
Kraft Heinz Co. (The)	375,521	13,282,178
Lamb Weston Holdings, Inc.	129,292	11,415,191
McCormick & Co., Inc.	190,772	13,777,554
Mondelez International, Inc., Class A	182,089	12,478,559
Tyson Foods, Inc., Class A	241,789	13,842,420
		158,183,150
Paper & Plastic Packaging Products & Materials–1.10%
Amcor PLC	1,397,775	14,215,372
Avery Dennison Corp.	60,644	13,801,968
International Paper Co.(e)	361,014	16,278,121
Packaging Corp. of America	70,309	12,900,998
WestRock Co.	287,165	15,403,531
		72,599,990
Passenger Airlines–0.80%
American Airlines Group, Inc.(b)(e)	891,222	10,249,053
Delta Air Lines, Inc.	309,734	15,802,629
Southwest Airlines Co.(e)	381,879	10,249,632
United Airlines Holdings, Inc.(b)	302,151	16,010,982
		52,312,296
Passenger Ground Transportation–0.16%
Uber Technologies, Inc.(b)	166,242	10,732,584
Personal Care Products–0.36%
Estee Lauder Cos., Inc. (The), Class A	87,512	10,795,481
Kenvue, Inc.	653,504	12,612,627
		23,408,108
Shares		Value
Pharmaceuticals–1.51%
Bristol-Myers Squibb Co.	243,227	$9,994,197
Catalent, Inc.(b)	231,520	12,453,461
Eli Lilly and Co.	17,164	14,080,316
Johnson & Johnson	82,016	12,029,287
Merck & Co., Inc.	105,939	13,299,582
Pfizer, Inc.	480,646	13,775,314
Viatris, Inc.	1,067,143	11,311,716
Zoetis, Inc.	71,822	12,178,138
		99,122,011
Property & Casualty Insurance–1.88%
Allstate Corp. (The)	83,374	13,966,813
Arch Capital Group Ltd.(b)	149,333	15,326,046
Chubb Ltd.	52,583	14,240,528
Cincinnati Financial Corp.	111,546	13,115,579
Hartford Financial Services Group, Inc. (The)	135,072	13,973,198
Loews Corp.	174,814	13,425,715
Progressive Corp. (The)	65,941	13,925,420
Travelers Cos., Inc. (The)	59,891	12,918,489
W.R. Berkley Corp.	155,014	12,560,784
		123,452,572
Publishing–0.20%
News Corp., Class A	378,217	10,283,720
News Corp., Class B(e)	114,113	3,181,471
		13,465,191
Rail Transportation–0.53%
CSX Corp.	342,580	11,562,075
Norfolk Southern Corp.	50,409	11,331,943
Union Pacific Corp.	52,134	12,137,838
		35,031,856
Real Estate Services–0.37%
CBRE Group, Inc., Class A(b)	138,639	12,209,937
CoStar Group, Inc.(b)	151,937	11,876,915
		24,086,852
Regional Banks–1.02%
Citizens Financial Group, Inc.	381,212	13,452,971
Huntington Bancshares, Inc.	969,124	13,490,206
M&T Bank Corp.	91,657	13,895,201
Regions Financial Corp.	664,459	12,857,282
Truist Financial Corp.	349,446	13,191,587
		66,887,247
Reinsurance–0.21%
Everest Group Ltd.	35,581	13,909,680
Research & Consulting Services–0.80%
Equifax, Inc.	48,456	11,212,234
Jacobs Solutions, Inc.	89,043	12,407,252
Leidos Holdings, Inc.	101,610	14,941,750
Verisk Analytics, Inc.	55,313	13,982,020
		52,543,256
Restaurants–1.18%
Chipotle Mexican Grill, Inc.(b)	4,869	15,237,633
Darden Restaurants, Inc.	76,256	11,468,140
Domino’s Pizza, Inc.	29,401	14,952,760
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Restaurants–(continued)
McDonald’s Corp.	44,720	$11,577,561
Starbucks Corp.	143,677	11,525,769
Yum! Brands, Inc.	93,746	12,883,513
		77,645,376
Retail REITs–0.99%
Federal Realty Investment Trust	128,053	12,926,951
Kimco Realty Corp.	671,275	12,995,884
Realty Income Corp.	247,272	13,120,252
Regency Centers Corp.	211,463	12,983,828
Simon Property Group, Inc.	86,667	13,113,584
		65,140,499
Self-Storage REITs–0.38%
Extra Space Storage, Inc.	86,872	12,576,459
Public Storage	44,631	12,221,307
		24,797,766
Semiconductor Materials & Equipment–1.08%
Applied Materials, Inc.	63,645	13,688,766
Enphase Energy, Inc.(b)	100,423	12,844,102
KLA Corp.	18,711	14,211,566
Lam Research Corp.	13,675	12,751,117
Teradyne, Inc.	123,286	17,375,929
		70,871,480
Semiconductors–3.20%
Advanced Micro Devices, Inc.(b)	63,086	10,529,054
Analog Devices, Inc.	66,771	15,657,132
Broadcom, Inc.	9,994	13,277,529
First Solar, Inc.(b)	81,086	22,035,931
Intel Corp.	297,344	9,173,062
Microchip Technology, Inc.	147,266	14,318,673
Micron Technology, Inc.	134,022	16,752,750
Monolithic Power Systems, Inc.	17,868	13,144,237
NVIDIA Corp.	14,946	16,385,748
NXP Semiconductors N.V. (China)	51,911	14,124,983
ON Semiconductor Corp.(b)	165,716	12,103,897
Qorvo, Inc.(b)	112,717	11,090,226
QUALCOMM, Inc.	76,702	15,651,043
Skyworks Solutions, Inc.	123,055	11,402,276
Texas Instruments, Inc.	75,933	14,807,694
		210,454,235
Single-Family Residential REITs–0.20%
Invitation Homes, Inc.	372,527	12,960,214
Soft Drinks & Non-alcoholic Beverages–0.83%
Coca-Cola Co. (The)	219,812	13,832,769
Keurig Dr Pepper, Inc.	448,975	15,377,394
Monster Beverage Corp.(b)	221,075	11,478,214
PepsiCo, Inc.	80,240	13,873,496
		54,561,873
Specialty Chemicals–1.67%
Albemarle Corp.(e)	110,564	13,554,041
Celanese Corp.(e)	84,142	12,792,950
DuPont de Nemours, Inc.	183,236	15,054,670
Eastman Chemical Co.	145,660	14,759,728
Ecolab, Inc.	58,549	13,595,078
International Flavors & Fragrances, Inc.	166,136	15,978,960
Shares		Value
Specialty Chemicals–(continued)
PPG Industries, Inc.	92,967	$12,216,793
Sherwin-Williams Co. (The)	38,401	11,666,224
		109,618,444
Steel–0.38%
Nucor Corp.	70,406	11,888,053
Steel Dynamics, Inc.	99,506	13,320,868
		25,208,921
Systems Software–1.18%
Fortinet, Inc.(b)	183,366	10,877,271
Gen Digital, Inc.	592,804	14,719,323
Microsoft Corp.	32,207	13,370,092
Oracle Corp.	116,378	13,638,338
Palo Alto Networks, Inc.(b)	46,692	13,769,938
ServiceNow, Inc.(b)	17,268	11,343,867
		77,718,829
Technology Distributors–0.18%
CDW Corp.	52,767	11,799,757
Technology Hardware, Storage & Peripherals–1.46%
Apple, Inc.	76,631	14,732,310
Hewlett Packard Enterprise Co.	727,246	12,835,892
HP, Inc.	425,608	15,534,692
NetApp, Inc.	126,699	15,258,361
Seagate Technology Holdings PLC	141,150	13,160,826
Super Micro Computer, Inc.(b)(e)	11,487	9,011,666
Western Digital Corp.(b)	207,669	15,635,399
		96,169,146
Telecom Tower REITs–0.54%
American Tower Corp.	63,108	12,352,760
Crown Castle, Inc.	115,863	11,875,958
SBA Communications Corp., Class A	58,486	11,503,026
		35,731,744
Timber REITs–0.17%
Weyerhaeuser Co.	375,521	11,276,896
Tobacco–0.44%
Altria Group, Inc.	312,471	14,451,784
Philip Morris International, Inc.	141,165	14,311,307
		28,763,091
Trading Companies & Distributors–0.56%
Fastenal Co.	172,989	11,413,814
United Rentals, Inc.	19,349	12,952,414
W.W. Grainger, Inc.	13,482	12,423,124
		36,789,352
Transaction & Payment Processing Services–1.53%
Corpay, Inc.(b)	44,499	11,911,047
Fidelity National Information Services, Inc.	187,842	14,253,451
Fiserv, Inc.(b)	86,506	12,955,139
Global Payments, Inc.	100,929	10,279,619
Jack Henry & Associates, Inc.	74,911	12,336,343
Mastercard, Inc., Class A	27,880	12,464,312
PayPal Holdings, Inc.(b)	221,711	13,965,576
Visa, Inc., Class A(e)	46,720	12,729,331
		100,894,818
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Water Utilities–0.22%
American Water Works Co., Inc.	110,462	$14,445,116
Wireless Telecommunication Services–0.21%
T-Mobile US, Inc.	79,782	13,958,659
Total Common Stocks & Other Equity Interests (Cost $3,213,458,758)		6,557,672,308
Money Market Funds–0.31%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(c)(f)	7,101,455	7,101,455
Invesco Liquid Assets Portfolio, Institutional Class, 5.30%(c)(f)	5,069,666	5,071,187
Invesco Treasury Portfolio, Institutional Class, 5.22%(c)(f)	8,115,949	8,115,949
Total Money Market Funds (Cost $20,288,591)		20,288,591
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $3,233,747,349)		6,577,960,899
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.21%
Invesco Private Government Fund, 5.30%(c)(f)(g)	40,766,447	$40,766,447
Invesco Private Prime Fund, 5.48%(c)(f)(g)	104,796,567	104,828,006
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $145,603,355)		145,594,453
TOTAL INVESTMENTS IN SECURITIES–102.17% (Cost $3,379,350,704)		6,723,555,352
OTHER ASSETS LESS LIABILITIES—(2.17)%		(142,619,201)
NET ASSETS–100.00%		$6,580,936,151
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2024	Dividend Income
Invesco Ltd.	$12,024,042	$2,011,455	$(869,613)	$171,829	$(394,590)	$12,943,123	$488,517
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	8,944,423	177,770,013	(179,612,981)	-	-	7,101,455	366,100
Invesco Liquid Assets Portfolio, Institutional Class	6,387,428	126,978,581	(128,300,813)	-	5,991	5,071,187	268,847
Invesco Treasury Portfolio, Institutional Class	10,222,198	203,165,729	(205,271,978)	-	-	8,115,949	416,516
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	61,093,654	717,034,922	(737,362,129)	-	-	40,766,447	2,929,567*
Invesco Private Prime Fund	157,097,966	1,611,777,797	(1,664,100,973)	(1,850)	55,066	104,828,006	8,013,711*
Total	$255,769,711	$2,838,738,497	$(2,915,518,487)	$169,979	$(333,533)	$178,826,167	$12,483,258

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(e)	All or a portion of this security was out on loan at May 31, 2024.
(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
CME E-Mini Standard & Poor’s MidCap 400 Index	22	June-2024	$6,582,180	$(7,626)	$(7,626)
E-Mini S&P 500 Equal Weight Index	109	June-2024	14,649,600	(28,662)	(28,662)
E-Mini S&P 500 Index	30	June-2024	7,943,250	(49,321)	(49,321)
Total Futures Contracts				$(85,609)	$(85,609)

(a)	Futures contracts collateralized by $413,474 cash held with Goldman Sachs International, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$6,557,672,308	$—	$—	$6,557,672,308
Money Market Funds	20,288,591	145,594,453	—	165,883,044
Total Investments in Securities	6,577,960,899	145,594,453	—	6,723,555,352
Other Investments - Liabilities*
Futures Contracts	(85,609)	—	—	(85,609)
Total Investments	$6,577,875,290	$145,594,453	$—	$6,723,469,743

*	Unrealized (depreciation).
Invesco Equally-Weighted S&P 500 Fund